SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - SGD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Credit Loss [Abstract]
Balance at beginning of the year	$ 35,599	$ 33,170
Additions	209,745	2,429
Balance at end of the year	$ 245,344	$ 35,599